Exhibit 99.7 Schedule 2

Rating Agency Grades Summary Report
PRPM 2023-NQM2_9-20-23_FINAL
Run Date - 9/21/2023 09:30:00 AM

LOAN INFORMATION				INITIAL CREDIT LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
Loan ID	Investor ID	Seller Loan ID	Original Loan Amount	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys	DBRS/Morningstar	Fitch	Kroll	S&P	Moodys
XXXXXXX	109772		[redacted]	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXXXX	109770		[redacted]	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXXXXX	109773		[redacted]	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A